Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible assets, net [Abstract]
Schedule of Intangible Assets
	December 31, 2015				December 31, 2016
				Net book				Net book
(In thousands)	Cost	Amortization	Impairment	value	Cost	Amortization	Impairment	value
Land use rights	5,123	(409)	—	4,714	4,796	(543)	—	4,253
Trademarks	5,812	(1,107)	—	4,705	5,441	(1,814)	—	3,627
Non-compete agreement	1,415	(472)	—	943	1,325	(773)	—	552
Technology (including right-to-use)	2,261	(377)	—	1,884	2,117	(617)	—	1,500
Acquired computer software	619	(255)	—	364	884	(420)	—	464
Internal use software development costs	675	(641)	—	34	631	(631)	—	—
Online game licenses (note)	5,827	(4,268)	(770)	789	5,454	(4,383)	(721)	350
	21,732	(7,529)	(770)	13,433	20,648	(9,181)	(721)	10,746

Note:	As of December 31, 2015 and 2016, full provision for impairment has been provided for an online game license due to significant under-performance in the past.

Schedule of Amortization Expense Recognized
	Years ended December 31
(In thousands)	2014	2015	2016
Cost of Revenues	1,141	693	403
General and administrative expenses	372	386	323
Research and development expenses	542	1,589	1,497
Total	2,055	2,668	2,223

Schedule of Estimated Aggregate Amortization Expense
(In thousands)	Intangible assets
2017	2,057
2018	1,623
2019	1,251
2020	1,233
2021 and thereafter	4,582

Schedule of Weighted Average Amortization Periods of Intangible Assets

	December 31,	December 31,
(In year)	2015	2016
Land use right	30	30
Trademarks	7	7
Non-compete agreement	4	4
Technology (including right-to-use)	8	8
Acquired computer software	5	5
Internal use software development costs	5	5
Online game licenses	3	3
Total weighted average amortization periods	11	11